Commitments (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
2012	$ 658
2013	1,461
2014	1,474
2015	1,480
2016 and beyond	470
Total minimum lease payments	$ 5,543